Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense (recovery)

($ millions)	2023	2022
Current:
Current year	1 782	4 333
Adjustments in respect of current income tax of prior years	(48)	(104)
Deferred:
Origination and reversal of temporary differences	542	(1 063)
Adjustments in respect of deferred income tax of prior years	96	54
Changes in tax rates and legislation	(60)	(27)
Movement in unrecognized deferred income tax assets	(18)	46
Total income tax expense	2 294	3 239

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2023	2022
Earnings before income tax	10 589	12 316
Canadian statutory tax rate	23.99%	24.16%
Statutory tax	2 540	2 976
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses	(10)	67
Share-based compensation and other permanent items	14	-
Assessments and adjustments	63	(49)
Impact of income tax rates and legislative changes(1)	(74)	(84)
Non-taxable component of acquisitions and dispositions(2)	(461)	(25)
Foreign tax rate differential(3)	234	290
Movement in unrecognized deferred income tax assets	(18)	46
Other	6	18
Total income tax expense	2 294	3 239
Effective tax rate	21.7%	26.3%
(1)	The year ended December 31, 2022 includes a current income tax recovery of $39 million related to the sale of the company’s wind and solar assets (note 16).
(2)	The year ended December 31, 2023 includes a non-taxable gain on the U.K. disposition and a bargain purchase gain on the TotalEnergies Canada acquisition (note 16).
(3)	The year ended December 31, 2022 includes a deferred income tax recovery of $171 million related to the sale of the company’s UK assets (note 16)

Schedule of deferred income tax balances

The significant components of the company’s deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

			December 31	December 31
($ millions)	2023	2022	2023	2022
Property, plant and equipment	(423)	(729)	10 996	11 093
Decommissioning and restoration provision	(25)	(10)	(2 644)	(2 292)
Employee retirement benefit plans	(23)	(92)	(278)	(297)
Tax loss carry-forwards(1)	867	(14)	(11)	(29)
Other	164	(145)	(147)	(111)
Net deferred income tax (recovery) / expense and liability	560	(990)	7 916	8 364
(1)	The year ended December 31, 2023, the company used tax losses arising from the acquisition of TotalEnergies Canada (note 16).

Summary of changes in deferred income tax balances

($ millions)	2023	2022
Net deferred income tax liability, beginning of year	8 364	9 081
Recognized in deferred income tax (recovery) / expense	560	(990)
Recognized in other comprehensive income	42	264
Foreign exchange, acquisition, disposition and other	(1 050)	9
Net deferred income tax liability, end of year	7 916	8 364

Schedule of deferred tax in shareholders' equity

($ millions)	2023	2022
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	42	264
Total income tax expense reported in equity	42	264